Adam M. Schlichtmann

T +1 617 951 7114

F +1 617 235 7346

adam.schlichtmann@ropesgray.com

December 4, 2015

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	State Street Institutional Investment Trust (Registration Nos. 33-30810 and 811-09819)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of State Street Institutional Investment Trust (the “Trust”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T, is Post-Effective Amendment No. 178 to the Trust’s Registration Statement under the Securities Act and Amendment No. 179 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 178/179”), including (i) the Prospectus for State Street Disciplined Global Equity Fund (formerly State Street Global Managed Volatility Fund )(the “Fund”); (ii) the Statement of Additional Information for the Fund; and (iii) other information and the signature pages.

The Fund was added as a series of the Trust in Post-Effective Amendment No. 56 to the Trust’s Registration Statement under the Securities Act and Amendment No. 57 to the Trust’s Registration Statement under the 1940 Act filed on June 26, 2014 that was scheduled to become effective 75 days after its filing pursuant to Rule 485(a)(2) under the Securities Act (“Amendment No. 56/57”). The Fund was also included in Post-Effective Amendment No. 171 to the Trust’s Registration Statement under the Securities Act and Amendment No. 172 to the Trust’s Registration Statement under the 1940 Act filed on November 6, 2015, which delayed the effectiveness of Amendment No. 56/57 until December 6, 2015. The staff of the Securities and Exchange Commission provided comments by telephone regarding Amendment No. 56/57 with respect to the Fund on August 11, 2014. The Fund is today, via separate EDGAR correspondence, submitting written responses to such comments and disclosure changes referred to in such comment/response letter have been reflected in Amendment No. 178/179. Please note that Amendment No. 178/179 contains a number of changes in disclosure in addition to changes in response to the staff’s comments. Amendment No. 178/179 does not amend or supersede any prior filing with respect to any other series of the Trust. It is intended that this Amendment No. 178/179 become effective 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

Securities and Exchange Commission	- 2 -	December 4, 2015

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7114

Very truly yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann

Enclosures